ACCOUNTS AND NOTES RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
 NOTE 8 – ACCOUNTS AND NOTES RECEIVABLE

Accounts receivables

As of June 30, 2014, accounts receivable, net of valuation adjustment related to the changes in San Diego legislation, totaling $1,113,944 represent receivables from clients of the Company’s subsidiary, PVM. The corresponding amount at December 31, 2013 was $1,864,506.

Periodically the Company assesses and reviews the receivables for collectability. As of December 31, 2013, the Company’s management considered all accounts outstanding fully collectible. As of June 30, 2014 due to changes in business environment and contractual covenants the Company established provisions for accounts receivables (valuation adjustment). During the second quarter of 2014, the Company determined that none of San Diego client’s receivables for the contracts signed prior to 2014 were collectable. In addition some Nevada clients could not perform under the contract and requested a settlement, one of the three had an outstanding receivable of $17,000. As the result the Company wrote off these receivables against the provision for sales returns and refunds in the total amount of $842,825 as of June 30, 2014. For further details see Note 9 –Allowances and refunds.

Notes Receivable

During December 2013, the Company entered into a multiple advance secured promissory note for $1,000,000 with a Canadian partner, all transactions with whom are considered to be on an arms-length basis. This note is due on December 10, 2018 and payable, together with interest at 5% per annum. As of June 30, 2014 and December 31, 2013 the outstanding balance of this note receivable was $155,000 and $115,000 respectively.

Note 8 – Accounts and Notes Receivable

As of December 31, 2013, accounts receivable totaling $1,864,506 represent receivables from clients of the Company’s subsidiary, PVM. The corresponding amount at December 31, 2012 was $2,052,000.

During December 2013, the Company entered in to a multiple advance secured promissory note for up to $1,000,000 with a Canadian partner of which $115,000 was disbursed in 2013. This note is due and payable, together with interest at 5% per annum.  As of December 31, 2013 the outstanding balance of this note receivable was $115,000.

Periodically the Company assesses and reviews the receivables for collectability, as of December 31, 2013, the Company’s management considered all accounts outstanding fully collectible.